Document and Entity Information	9 Months Ended
Sep. 30, 2014
Entity Information [Line Items]
Entity Registrant Name	Cheniere Energy Partners LP Holdings, LLC
Entity Central Index Key	0001582966
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Cheniere Energy Partners, LP [Member]
Entity Information [Line Items]
Entity Registrant Name	Cheniere Energy Partners, L.P.
Entity Central Index Key	0001383650
Entity Filer Category	Large Accelerated Filer
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Amendment Flag	false